Note 14 - Segments and Geographic Information (Details) - Long-lived Assets by Geographic Area (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Note 14 - Segments and Geographic Information (Details) - Long-lived Assets by Geographic Area [Line Items]
Long-lived assets	$ 187	$ 128
UNITED STATES
Note 14 - Segments and Geographic Information (Details) - Long-lived Assets by Geographic Area [Line Items]
Long-lived assets	60	98
CANADA
Note 14 - Segments and Geographic Information (Details) - Long-lived Assets by Geographic Area [Line Items]
Long-lived assets	21	30
Europe [Member]
Note 14 - Segments and Geographic Information (Details) - Long-lived Assets by Geographic Area [Line Items]
Long-lived assets	$ 106